CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Dividends on common stock, per share	$ 0.15	$ 0.15
Issuance of preferred stock, shares		1,951,220
Issuance of common shares for BCB Holding	158,083